Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2022
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Changes in Goodwill by Business Segment
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2022 and 2021.

	Retail Business Unit	Global Business Unit	Head office account and others	Total

	(In millions)
Gross amount of goodwill (1)	¥61,952	¥3,864	¥240,635	¥306,451
Accumulated impairment losses (1)	—	—	(62,624)	(62,624)

Net carrying amount at March 31, 2020	61,952	3,864	178,011	243,827

Impairment losses	—	—	(42,398)	(42,398)
Exchange differences	—	586	1,876	2,462

Net carrying amount	61,952	4,450	137,489	203,891
Gross amount of goodwill (1)	61,952	4,450	242,511	308,913
Accumulated impairment losses (1)	—	—	(105,022)	(105,022)

Net carrying amount at March 31, 2021	61,952	4,450	137,489	203,891

Acquisitions (2)	—	—	179,197	179,197
Exchange differences	—	527	12,664	13,191

Net carrying amount	61,952	4,977	329,350	396,279
Gross amount of goodwill (1)	61,952	4,977	434,372	501,301
Accumulated impairment losses (1)	—	—	(105,022)	(105,022)

Net carrying amount at March 31, 2022	¥61,952	¥4,977	¥329,350	¥396,279

(1)	The goodwill which all amounts have been impaired is excluded from gross amount of goodwill and accumulated impairment losses.
(2)
The Group recognized goodwill of ¥179,197 million in Head office account and others resulting from the acquisition of Fullerton India Credit Company Limited (“Fullerton India”) on November 30, 2021. For additional information, refer to Note 50 “Acquisitions.”

Key Assumptions Used in Impairment Testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2022 and 2021 were as follows:

	SMBC Nikko Securities	SMBC Consumer Finance	SMDAM	Fullerton India
For the fiscal year ended March 31, 2022:
Pre-tax discount rate	8.80%	9.53%	12.40%	17.00%
Growth rate	1.00%	1.00%	1.00%	8.30%
For the fiscal year ended March 31, 2021:
Pre-tax discount rate	8.42%	9.73%	12.80%	—%
Growth rate	1.00%	1.00%	1.00%	—%

Changes in Other Intangible Assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2022 and 2021.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total

	(In millions)
Cost	¥726,459	¥379,524	¥187,705	¥54,329	¥116,951	¥1,464,968
Accumulated amortization and impairment losses	(419,401)	(246,175)	(112,608)	(45,687)	(49,447)	(873,318)

Net carrying amount at April 1, 2020	307,058	133,349	75,097	8,642	67,504	591,650

Additions	117,470	51,886	—	—	9,920	179,276
Acquisition of subsidiaries and businesses	—	8	—	—	2	10
Disposals	(27)	(1,027)	—	—	(25)	(1,079)
Amortization	(90,580)	(43,931)	(11,982)	(931)	(9,744)	(157,168)
Impairment losses	—	(447)	—	—	(1)	(448)
Exchange differences	134	1,380	2,081	1,167	3,344	8,106
Others	584	(496)	—	—	(4,606)	(4,518)

Net carrying amount	334,639	140,722	65,196	8,878	66,394	615,829

Cost	788,808	412,032	189,900	55,573	125,913	1,572,226
Accumulated amortization and impairment losses	(454,169)	(271,310)	(124,704)	(46,695)	(59,519)	(956,397)

Net carrying amount at March 31, 2021	334,639	140,722	65,196	8,878	66,394	615,829

Additions	125,824	59,913	—	—	13,341	199,078
Acquisition of subsidiaries and businesses	—	1,030	5,504	—	45	6,579
Disposals	(1,149)	(1,728)	—	—	(414)	(3,291)
Amortization	(95,604)	(46,200)	(12,315)	(885)	(10,840)	(165,844)
Impairment losses	(49,304)	(6,512)	—	—	—	(55,816)
Exchange differences	551	2,282	1,874	994	2,771	8,472
Others	918	(4,913)	—	—	(4,442)	(8,437)

Net carrying amount	315,875	144,594	60,259	8,987	66,855	596,570

Cost	841,775	467,821	188,183	56,693	110,355	1,664,827
Accumulated amortization and impairment losses	(525,900)	(323,227)	(127,924)	(47,706)	(43,500)	(1,068,257)

Net carrying amount at March 31, 2022	¥315,875	¥144,594	¥60,259	¥8,987	¥66,855	¥596,570